Due from Related Parties (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd USD ($)	Dec. 31, 2013 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2013 Shanghai Tonghua Network Technology Co Ltd USD ($)	Dec. 31, 2013 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Other Segments CNY
Related Party Transaction [Line Items]
Due from related parties	$ 1,044,288	6,321,811	7,370,022	955,956	$ 108,890	659,190	410,598	$ 935,398	5,662,621	5,753,468	250,000